Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill

Note 4. Goodwill

The changes in the carrying amount of goodwill are as follows:

Total
Net balance as of January 1, 2010	$31,213
Goodwill acquired through acquisitions(1)	1,404
Goodwill adjustments(2)	1,472
Effects of foreign currency exchange	(170)

Net balance as of December 31, 2010(3)	$33,919

Goodwill acquired through acquisitions(1)	40,017
Goodwill adjustments(2)	1,055
Effects of foreign currency exchange	(3,624)

Net balance as of December 31, 2011(3)	$71,367

(1)	See Note 3 for acquisitions completed in financial years 2010 and 2011.
(2)	Adjustments to goodwill are related to contingent consideration related to 2007 acquisitions paid in 2010 and 2011.
(3)	There were no accumulated goodwill impairment losses as of December 31, 2010 and 2011.

As of December 31, 2011, goodwill totalling $33,798 has been pledged as collateral to secure the long term debt (Note 9).